Investments - Summary of Composition of Other Investments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Schedule of Investments [Line Items]
Equity method investments	¥ 404,513	¥ 354,268
Investments held by consolidated investment companies	39,438	35,472
Total	¥ 443,951	¥ 389,740